Property Charges and Other - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property Charges and Other [Line Items]
Property charges and other	$ 2,174	$ 2,560	$ 5,892	$ 4,590	$ 16,623	$ 19,017	$ 24,468
Contract Termination
Property Charges and Other [Line Items]
Property charges and other						14,900
Abandonment of front porte-cochere at Encore
Property Charges and Other [Line Items]
Property charges and other							16,700
Write-off of two aircraft deposits
Property Charges and Other [Line Items]
Property charges and other							5,300
Miscellaneous remodels, abandonments and loss on sale of equipment
Property Charges and Other [Line Items]
Property charges and other							$ 2,500